Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,609,000
Previously Paid Amount	0.00
Total Fee Amount	636.50
Total Offset Amount	0.00
Net Fee	636.50
Narrative - Max Aggregate Offering Price	$ 4,609,000
Final Prospectus	true